Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share Incentive Plan
	Number of		Contractual	Adjusted exercise price per share as
	instruments		life of	of December 31,
Grant date/employees entitled	In thousands	Vesting conditions	options	2018

Share options granted in August 2015 and October 2015 to senior employees	2,660	Three equal installments over three years of employment	4.5 years	NIS 25.65
Share options granted in November 2016 to senior employees	63	Three equal installments over three years of employment	4.5 years	NIS 29.97

Schedule of Balances of Options
The changes in the balances of the options were as follows:

		Weighted average		Weighted average		Weighted average
	Number of	of exercise price	Number of	of exercise price	Number of	of exercise price
	options	(US Dollars)	options	(US Dollars)	options	(US Dollars)
	2016		2017		2018

Balance as at January 1	2,873,190	7.40	2,764,334	7.15	963,665	8.07

Granted during the year	63,000	7.79	-	-	-	-

Forfeited during the year	(171,856)	11.43	(146,334)	11.26	(159,000)	9.77

Exercised during the year	-	-	(1,654,335)	7.40	(24,333)	6.84
Total options outstanding as at December 31	2,764,334	7.15	963,665	8.07	780,332	6.91

Total of exercisable options as at December 31*	1,020,000	7.89	106,000	12. 98	766,332	6.89

* The weighted average of the remaining contractual life of options outstanding as at December 31, 2018 is 1.1 years.

Schedule of Fair Value of Share Options and Assumptions
	2016	2017	2018

Fair value of share options and assumptions:

Fair value at grant date	NIS 6.3	-	-

Fair value assumptions:

Share price at grant date	NIS 27.75	-	-

Exercise price	NIS 29.97	-	-

Expected volatility (weighted average)	42.8%	-	-

Option life (expected weighted average life)	2.3 years	-	-

Risk free interest rate	0.4%	-	-